UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22016

ALPINE GLOBAL PREMIER PROPERTIES FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York	10577
(Address of principal executive offices)	(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq. Blank Rome LLP 405 Lexington Ave New York, NY 10174

Registrant’s telephone number, including area code:	914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2009 - January 31, 2010

Item 1 — Schedule of Investments.

Schedule of Portfolio Investments
January 31, 2010

		Value
Description	Shares	(Note 1)

COMMON STOCKS (102.0%)
Australia (4.6%)
Goodman Group	6,964,466	$3,604,254
Mirvac Group	5,382,365	6,927,999
Stockland Corp., Ltd.	7,056,000	23,283,009
		33,815,262
Austria (0.5%)
Conwert Immobilien Invest SE*	350,025	4,042,632
Brazil (17.0%)
Agra Empreendimentos Imobiliarios SA	2,498,863	6,694,567
Aliansce Shopping Centers SA*	173,370	806,607
BHG SA - Brazil Hospitality Group*	620,000	5,723,077
BR Malls Participacoes SA*	787,400	8,563,236
Brasil Brokers Participacoes SA	2,059,200	8,651,917
Brookfield Incorporacoes SA	2,227,970	9,762,882
Cia de Concessoes Rodoviarias	363,900	7,764,487
Cyrela Brazil Realty SA	105,000	1,205,411
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,481,000	9,577,395
Direcional Engenharia SA*	1,587,302	9,683,805
Iguatemi Empresa de Shopping Centers SA	541,738	8,187,860
MRV Engenharia e Participacoes SA	2,328,000	15,005,411
Multiplan Empreendimentos Imobiliarios SA	905,000	14,403,183
PDG Realty SA Empreendimentos e Participacoes	1,203,400	9,582,511
Rossi Residencial SA	945,387	6,570,064
Tecnisa SA	639,500	3,205,982
		125,388,395
Chile (0.2%)
Parque Arauco SA*	1,235,504	1,506,367
China (5.0%)
Agile Property Holdings, Ltd.	1,759,067	2,222,638
C C Land Holdings, Ltd.	9,618,900	3,530,917
CapitaRetail China Trust	5,414,000	4,619,947
Franshion Properties China, Ltd.	24,774,000	8,200,617
Hopson Development Holdings, Ltd.	4,947,700	6,213,342
KWG Property Holding, Ltd.	3,899,734	2,370,796
Longfor Properties Co., Ltd.*	594,000	585,282
New World China Land, Ltd.	10,280,980	3,151,583
Shenzhen Investment, Ltd.	11,629,183	4,178,984
Soho China, Ltd. (1)	1,228,500	602,861
Yanlord Land Group, Ltd.	1,187,500	1,486,222
		37,163,189
France (1.9%)
Club Mediterranee*	64,714	1,113,949
ICADE	20,831	2,016,266
Kaufman & Broad SA*	78,984	1,880,311
Nexity SA	248,719	9,090,223
		14,100,749
Germany (3.5%)
DIC Asset AG	497,709	6,149,250
Siemens AG	175,000	15,747,185
Sirius Real Estate, Ltd. *	4,996,244	1,697,188
Treveria PLC*	11,057,500	2,146,373
		25,739,996
Hong Kong (2.7%)
The Hongkong & Shanghai Hotels, Ltd.	2,995,250	4,235,968
Mandarin Oriental International, Ltd.	1,956,000	2,757,960
Midland Holdings, Ltd.	10,936,350	9,268,630
NWS Holdings, Ltd.	2,171,000	3,551,247
		19,813,805
India (1.1%)
Hirco PLC*	1,299,168	3,151,405
Unitech Corporate Parks PLC*	2,504,000	1,140,747
Yatra Capital, Ltd.*	666,500	3,534,694
		7,826,846
Italy (0.5%)
Pirelli & C Real Estate SpA*	6,189,075	3,921,590
Japan (4.4%)
Aeon Mall Co., Ltd.	101,150	1,851,214
Frontier Real Estate Investment Corp.	307	2,244,724
Japan Logistics Fund, Inc.	2,002	14,039,395
Nippon Commercial Investment Corp.	1,000	1,434,664
Nomura Real Estate Holdings, Inc.	366,464	5,513,301
NTT Urban Development Corp.	3,372	2,484,219
Secured Capital Japan Co., Ltd.	2,624	2,345,946
Sumitomo Realty & Development Co., Ltd.	150,000	2,677,117
		32,590,580
Netherlands (2.0%)
Eurocommercial	54,886	2,155,899
ProLogis European Properties	990,000	12,474,000
		14,629,899
Norway (1.9%)
Norwegian Property ASA*	6,006,031	13,709,529
Poland (0.2%)
Atrium European Real Estate, Ltd.	251,807	1,539,666
Russia (0.8%)
PIK Group GDR*(1)	751,845	3,909,594
RGI International, Ltd.*	1,358,561	1,969,913
		5,879,507
Singapore (6.3%)
ARA Asset Management, Ltd.(1)	16,502,000	11,500,060
Ascott Residence Trust	6,100,000	5,031,822
Banyan Tree Holdings, Ltd.*	8,655,400	4,339,241
CapitaCommercial Trust	19,739,300	14,879,046
CapitaMall Trust	4,000,000	4,807,111
Parkway Life Real Estate Investment Trust	3,503,000	3,238,329
Starhill Global REIT	8,157,071	3,103,312
		46,898,921

Sweden (2.4%)
Hufvudstaden AB	580,000	4,278,126
JM AB*	902,488	13,222,037
		17,500,163
Thailand (1.7%)
Central Pattana PCL	5,730,000	3,245,187
Minor International PCL	23,771,800	7,734,160
SC Asset PCL	5,031,900	1,637,130
		12,616,477
United Kingdom (4.5%)
Great Portland Estates PLC	1,814,871	8,160,668
Regus PLC	6,640,133	9,478,474
Segro PLC	332,167	1,667,233
Shaftesbury PLC	1,665,435	10,132,268
Songbird Estates PLC*	1,445,500	3,789,415
		33,228,058
United States (40.8%)
Alexander’s, Inc.*	37,261	10,891,018
Alexandria Real Estate Equities, Inc.	123,739	7,390,931
AMB Property Corp.	405,000	9,720,000
Annaly Capital Management, Inc.	2,234,135	38,829,266
Apollo Commercial Real Estate Finance, Inc.*	386,500	6,829,455
AT&T, Inc.	545,000	13,821,200
Beazer Homes USA, Inc.*	250,385	976,502
Brookfield Properties Corp.	1,176,485	14,082,525
CB Richard Ellis Group, Inc.*	108,333	1,332,496
CBL & Associates Properties, Inc.	1,404,353	14,043,530
Chesapeake Lodging Trust*	20,000	379,000
Chimera Investment Corp.	2,368,250	9,283,540
Cogdell Spencer, Inc.	630,833	4,075,181
Colony Financial, Inc.	465,507	9,263,589
Cypress Sharpridge Investments, Inc.(1)	362,190	4,882,321
DiamondRock Hospitality Co. *	499,000	4,061,860
Entertainment Properties Trust	217,800	7,603,398
General Growth Properties, Inc.	964,793	8,972,575
Host Hotels & Resorts, Inc. *	510,569	5,412,031
KB Home	153,200	2,340,896
Lennar Corp.	289,750	4,450,560
The Macerich Co.	120,456	3,716,068
Mack-Cali Realty Corp.	210,900	6,879,558
MFA Mortgage Investments, Inc.	2,710,500	19,949,280
National Retail Properties, Inc.	53,003	1,070,661
Ocwen Financial Corp.*	276,059	2,528,700
Orient-Express Hotels, Ltd.*	508,597	4,963,907
Pebblebrook Hotel Trust*	74,500	1,536,190
Pinnacle West Capital Corp.	300,000	10,746,000
Progress Energy, Inc.	300,000	11,691,000
Pulte Homes, Inc.*	156,500	1,646,380
Simon Property Group, Inc.	122,665	8,831,880
SL Green Realty Corp.	150,000	6,823,500
Starwood Property Trust, Inc.	1,366,100	26,789,221
Two Harbors Investment Corp.	200,000	1,900,000
Verizon Communications, Inc.	450,000	13,239,000
Zenith National Insurance Corp.	27,200	758,880
		301,712,099
TOTAL COMMON STOCKS (Identified Cost $799,695,866)		753,623,730

PARTICIPATION NOTES (3.4%)
India (3.4%)
Macquarie Bank, Ltd. - Housing Development and Infrastructure, Ltd.*	1,105,800	7,918,081
Merrill Lynch - Housing Development *	313,700	2,246,249
Merrill Lynch - Housing Development Finance*	49,922	2,577,572
Merrill Lynch - Phoenix Mills, Ltd.*	850,000	3,650,750
Morgan Stanley & Co., Inc. - Unitech, Ltd.*	5,250,000	8,448,825
		24,841,477
TOTAL PARTICIPATION NOTES (Identified Cost $20,933,234)		24,841,477

PREFERRED STOCKS (0.2%)
United States (0.2%)
Beazer Homes USA, Inc., 7.500%	70,000	1,554,000
TOTAL PREFERRED STOCKS (Identified Cost $1,750,000)		1,554,000

EQUITY - LINKED STRUCTURED NOTES (2.5%)
Finland (0.2%)
Morgan Stanley & Co., Inc. - Citycon Oyj*	401,113	1,607,255
France (0.6%)
Commerzbank AG - Eurosic	143,039	4,541,613
Germany (0.6%)
Wincor Nixdorf AG*	59,967	4,084,048
Spain (0.5%)
Fomento de Construct*	100,000	3,871,804
United Kingdom (0.6%)
British Land Company*	100,000	700,299
Compass Group PLC*	500,000	3,423,169
		4,123,468
TOTAL EQUITY - LINKED STRUCTURED NOTES (Identified Cost $18,218,813)		18,228,188

Description	7 Day Yield	Shares	Value (Note 1)

SHORT TERM INVESTMENTS (0.0%)(2)
Federated Treasury Obligations Money Market Fund	0.010%	1,120	1,120

TOTAL SHORT TERM INVESTMENTS (Identified Cost $1,120)			1,120

TOTAL INVESTMENTS (108.1%) (Identified Cost $840,599,033)			798,248,515

TOTAL LIABILITIES LESS OTHER ASSETS (-8.1%)			(59,656,504)

NET ASSETS (100.0%)			$738,592,011

*	Non-income producing security.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. As of January 31, 2010, securities restricted under Rule 144A had a total value of $20,894,836 which comprised 2.8% of the Fund’s net assets.

(2)	Less than 0.05% of Total Net Assets.

Common Abbreviations

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

Co. - Company

Corp. - Corporation

GDR - Global Depositary Receipts

Inc. - Incorporated

Ltd. - Limited

Oyj. - Osakeyhtio is the Finnish equivalent of a limited company.

PCL - Public Company Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SpA - Societa’ Per Azioni is an Italian shared company.

See Notes to Financial Statements

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

January 31, 2010

1. Organization:

Alpine Global Premier Properties Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund’s primary investment objective is capital appreciation. The Fund’s secondary investment objective is high current income.

The Fund had no operations prior to April 26, 2007 other than matters relating to its organization and the sale and issuance of 213,089.005 shares of beneficial interest in the Fund to a group consisting of Alpine Woods Capital Investors, LLC (“Alpine Woods”), certain of its officers and parties either related to or affiliated with those officers and 6,235.602 shares of beneficial interest in the Fund to the Independent Trustees at the initial subscription price of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AWP”.

The following summarizes the significant accounting policies of the Fund.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the- counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations.

Each over-the- counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over- the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00pm Eastern time), the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

4. Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

5. Income Tax:

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	94,425,131
Gross depreciation (excess of tax cost over value)	(184,997,149)
Net unrealized appreciation/(depreciation)	(90,572,018)
Cost of investments for income tax purposes	888,820,533

6. Equity-Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

7. Fair Value Measurements:

In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default ratesand similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3. The Fund did not hold any level 3 securities as of January 31, 2010.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

Alpine Global Premier Properties Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$753,623,730	$—	$—	$753,623,730
Participation Notes	—	24,841,477	—	24,841,477
Preferred Stocks	—	1,554,000	—	1,554,000
Equity - Linked Structured Notes	—	18,228,188	—	18,228,188
Short Term Investments	1,120	—	—	1,120
Total	$753,624,850	$44,623,665	$—	$798,248,515

For the quarter ended January 31, 2010, the Portfolio did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Alpine Global Premier Properties Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$33,815,262	$—	$—	$33,815,262
Austria	4,042,632	—	—	4,042,632
Brazil	125,388,395	—	—	125,388,395
Chile	1,506,367	—	—	1,506,367
China	37,163,189	—	—	37,163,189
France	14,100,749	—	—	14,100,749
Germany	25,739,996	—	—	25,739,996
Hong Kong	19,813,805	—	—	19,813,805
India	7,826,846	—	—	7,826,846
Italy	3,921,590	—	—	3,921,590
Japan	32,590,580	—	—	32,590,580
Netherlands	14,629,899	—	—	14,629,899
Norway	13,709,529	—	—	13,709,529
Poland	1,539,666	—	—	1,539,666
Russia	5,879,507	—	—	5,879,507
Singapore	46,898,921	—	—	46,898,921
Sweden	17,500,163	—	—	17,500,163
Thailand	12,616,477	—	—	12,616,477
United Kingdom	33,228,058	—	—	33,228,058
United States	301,712,099	—	—	301,712,099
Participation Notes	—	24,841,477	—	24,841,477
Preferred Stocks	—	1,554,000	—	1,554,000
Equity - Linked Structured Notes	—	18,228,188	—	18,228,188
Short Term Investments	1,120	—	—	1,120
Total	$753,624,850	$44,623,665	$—	$798,248,515

For the quarter ended January 31, 2010, the Portfolio did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL PREMIER PROPERTIES FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 29, 2010

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	March 29, 2010

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